Related parties (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Oct. 30, 2019	Sep. 06, 2018	Apr. 25, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
R V L Esteves Gestao Imobiliaria S A [Member]
Reserve Quantities [Line Items]
Lease expenses						R$ 417
Lease Agreements 1 [Member]
Reserve Quantities [Line Items]
Lease term				20 years
Renewal term				20 years
Lease Agreements 1 [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
Reserve Quantities [Line Items]
Lease expenses				R$ 15,336	R$ 11,288	40
Lease Agreements 1 [Member] | R V L Esteves Gestao Imobiliaria S A [Member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member]
Reserve Quantities [Line Items]
Percentage of revenue		7.50%
Lease Agreements 1 [Member] | R V L Esteves Gestao Imobiliaria S A [Member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member]
Reserve Quantities [Line Items]
Description of lease term	(i) up to June 2022, R$40; (ii) after June 2022 and until December 2028, 6.5% of the monthly net revenue of ITPAC
Lease Agreements 1 [Member] | U N I V A C O Patrimonial Ltda [Member]
Reserve Quantities [Line Items]
Percentage of revenue				6.50%
Renewal term				20 years
Lease expenses				R$ 3,210	2,915	2,816
Lease Agreements 1 [Member] | I E S V A P Patrimonial Ltda [Member]
Reserve Quantities [Line Items]
Lease term			20 years
Percentage of revenue			7.50%
Renewal term			20 years
Lease expenses				R$ 4,560	R$ 3,470	R$ 2,609
Description of lease term			The lease agreement is for an amount equal to 7.5% of the monthly net revenue of IESVAP during 2018